Stockholders' Equity and Rights and Preferences	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
SayMedia, Inc [Member]
Stockholders' Equity and Rights and Preferences

5. Stockholders’ Equity and Rights and Preferences

The total number of shares that the Company has the authority to issue is 230,000,000, consisting of 160,000,000 shares of common stock, $0.0001 par value per share, and 70,000,000 shares of preferred stock, $0.0001 par value per share. All 70,000,000 authorized shares of preferred stock are designated “Series Alpha Preferred Stock.”

Common Stock

Each holder of common stock is entitled to one vote per common share. At its direction, the Board of Directors may declare dividends on shares of common stock.

Series Alpha Preferred Stock

The preferred stock is classified as convertible Series Alpha preferred stock (“Series Alpha Preferred Stock”).

Voting – Each holder of Series Alpha Preferred Stock is entitled to vote on all matters and is entitled to the number of votes equal to the number of votes that would be accorded to the number of shares of common stock into which such holder’s preferred stock would be converted.

Dividends – Dividends are payable on the Series Alpha Preferred Stock, if and when declared by the Board of Directors consistent with common stock. In the event that the Company were to declare a dividend payable to holders of common stock, it must first declare a dividend payable to holders of Series Alpha Preferred Stock equal to an amount equal to $0.006137 per annum per share. No dividends have been declared or paid to date.

Liquidation – In the event of any liquidation, dissolution, or winding up of the Company, the holders of the Series Alpha Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of common stock, an amount per share equal to the $0.2301384 per share plus any declared but unpaid dividends on such shares of Series Alpha Preferred Stock.

Conversion – At the option of the holder, shares of Series Alpha Preferred Stock are convertible into common stock at a rate of 50:1.

Redemption – Shares of Series Alpha Preferred Stock are not redeemable.

5. Stockholders’ Equity and Rights and Preferences

The total number of shares the Company has the authority to issue is 230,000,000, consisting of 160,000,000 shares of Common Stock, $0.0001 par value per share, and 70,000,000 shares of Preferred Stock, $0.0001 par value per share. All 70,000,000 shares of Preferred Stock are designated “Series Alpha Preferred Stock.”

Common Stock

The Company has authorized 160,000,000 shares of voting $0.0001 par value common stock. Each holder of the common stock is entitled to one vote per common share. At its discretion, the Board of Directors may declare dividends on shares of common stock.

Series Alpha Convertible Preferred Stock

As of December 31, 2017, 70,000,000 shares are classified as Series Alpha convertible preferred stock (“Series Alpha Preferred Stock”).

On February 18, 2015, the Company entered into an agreement with a group of accredited investors to issue 66,091,416 shares of Series Alpha Preferred Stock at $0.0767 per share for proceeds of $5.07 million. On July 25, 2015, the Company issued an additional 9,776,724 shares of Series Alpha Preferred Stock to the same group of investors at $0.0767 per share for proceeds of $0.75 million. During the year ended December 31, 2015 19,107,374 shares of Series Alpha Preferred Stock converted to common stock at a rate of 50:1.

Voting - Each holder of Series Alpha Preferred Stock is entitled to vote on all matters and is entitled to the number of votes equal to the number of votes that would be accorded to the number of shares of common stock into which such holder’s preferred stock would be converted.

Dividends - Dividends are payable on the Series Alpha Preferred Stock, if and when declared by the Board of Directors consistent with common stock. In the event that the Company were to declare a dividend payable to holders of common stock, it must first declare a dividend payable to holders of Series Alpha Preferred Stock equal to an amount equal to $0.006137 per annum per share. No dividends have been declared to date.

Liquidation - In the event of any liquidation, dissolution, or winding up of the Company, the holders of the Series Alpha Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Common Stock, an amount per share equal to the $0.2301384 per share plus any declared but unpaid dividends on such shares of Series Alpha Preferred Stock.

Redemption – Shares of Series Alpha Preferred Stock are not redeemable.